DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Derivative [Line Items]
Realized gains (losses):		$ 4,470
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Cost of sales
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	$ (6,382)	$ 25,198
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(13,217)	34,372
Cost of Sales
Derivative [Line Items]
Realized gains (losses):	(2,003)
Unrealized gains (losses):	1,263	4,088
Other Income, Net
Derivative [Line Items]
Realized gains (losses):	(22)
Unrealized gains (losses):	516
Foreign currency forward contracts: | Designated as Hedging Instrument
Derivative [Line Items]
Realized gains (losses):		1,191
Foreign currency forward contracts: | Non-designated cash flow hedges
Derivative [Line Items]
Realized gains (losses):		2,526
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(2,997)	6,754
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized gains (losses):	(1,915)
Unrealized gains (losses):	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized gains (losses):	177
Unrealized gains (losses):	(528)	1,202
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized gains (losses):	0
Unrealized gains (losses):	0
Foreign currency forward contracts: | Other Income, Net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized gains (losses):	0
Unrealized gains (losses):	0
Foreign currency forward contracts: | Other Income, Net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized gains (losses):	0
Unrealized gains (losses):	6
Foreign currency forward contracts: | Other Income, Net | Fair value hedges
Derivative [Line Items]
Realized gains (losses):	(22)
Unrealized gains (losses):	510
Bunker fuel hedges
Derivative [Line Items]
Realized gains (losses):		753
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Realized gains (losses):	(265)
Unrealized gains (losses):	1,791	2,886
Bunker fuel hedges | Other Income, Net
Derivative [Line Items]
Realized gains (losses):	0
Unrealized gains (losses):	0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(10,220)	27,618
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized gains (losses):	0	$ 0
Interest rate swap contracts: | Other Income, Net
Derivative [Line Items]
Unrealized gains (losses):	$ 0